Intangible assets, net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 16,519,285	$ 18,557,929
Less: Accumulated amortization	(3,560,268)	(3,289,867)
Intangible assets, net	12,959,017	15,268,062
Software
Finite-Lived Intangible Assets [Line Items]
Subtotal	24,314	25,619
Electric Vehicle Registered License [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	11,899,171	13,690,078
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	287,800	303,232
Patents
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,308,000	$ 4,539,000